INVESTMENT IN AECOM DC RETIREMENT PLANS SMA MASTER TRUST (Details) - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 7,291,530	$ 6,704,959
Other	668	561
Total receivables	76,971	73,890
Accrued expenses	(71)	(223)
Total liabilities	(234)	(291)
Net assets available for benefits per the financial statements	$ 7,368,267	6,778,558
SMA Master Trust
EBP, Master Trust [Line Items]
Plan's interest in Master Trust (percent)	100.00%
Master Trust | SMA Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 626,352	718,216
Receivable for securities sold	328	596
Accrued income	1,764	1,631
Other	515	514
Total receivables	2,607	2,741
Due to broker for securities purchased	(3,759)	(2,538)
Accrued expenses	(143)	(768)
Total liabilities	(3,902)	(3,306)
Net assets available for benefits per the financial statements	625,057	717,651
Master Trust | SMA Master Trust | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	225,120	461,109
Master Trust | SMA Master Trust | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	4,822	278,529
Master Trust | SMA Master Trust | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	220,298	182,580
Master Trust | SMA Master Trust | Investments measured at NAV
EBP, Master Trust [Line Items]
Investments at fair value	401,232	257,107
Master Trust | SMA Master Trust | Stocks
EBP, Master Trust [Line Items]
Investments at fair value	0	269,919
Master Trust | SMA Master Trust | Stocks | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	0	269,919
Master Trust | SMA Master Trust | Stocks | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	269,919
Master Trust | SMA Master Trust | Stocks | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | SMA Master Trust | Government bonds
EBP, Master Trust [Line Items]
Investments at fair value	68,339	48,545
Master Trust | SMA Master Trust | Government bonds | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	68,339	48,545
Master Trust | SMA Master Trust | Government bonds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | SMA Master Trust | Government bonds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	68,339	48,545
Master Trust | SMA Master Trust | Corporate bonds
EBP, Master Trust [Line Items]
Investments at fair value	86,656	74,084
Master Trust | SMA Master Trust | Corporate bonds | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	86,656	74,084
Master Trust | SMA Master Trust | Corporate bonds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | SMA Master Trust | Corporate bonds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	86,656	74,084
Master Trust | SMA Master Trust | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investments at fair value	58,570	53,807
Master Trust | SMA Master Trust | Mortgage-backed securities | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	58,570	53,807
Master Trust | SMA Master Trust | Mortgage-backed securities | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | SMA Master Trust | Mortgage-backed securities | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	58,570	53,807
Master Trust | SMA Master Trust | Asset-backed securities
EBP, Master Trust [Line Items]
Investments at fair value	6,733	6,144
Master Trust | SMA Master Trust | Asset-backed securities | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	6,733	6,144
Master Trust | SMA Master Trust | Asset-backed securities | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | SMA Master Trust | Asset-backed securities | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	6,733	6,144
Master Trust | SMA Master Trust | Northern Trust Collective Short-term Investment Fund
EBP, Master Trust [Line Items]
Investments at fair value	401,232	257,107
Master Trust | SMA Master Trust | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	4,822	8,610
Master Trust | SMA Master Trust | Cash and cash equivalents | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	4,822	8,610
Master Trust | SMA Master Trust | Cash and cash equivalents | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	4,822	8,610
Master Trust | SMA Master Trust | Cash and cash equivalents | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Master Trust | SMA Master Trust | Arrowstreet International Equity Fund
EBP, Master Trust [Line Items]
Investments at fair value	383,294	253,548
Unfunded Commitment	0	0
Master Trust | SMA Master Trust | Northern Trust All Country World ex-U.S. Index Fund
EBP, Master Trust [Line Items]
Investments at fair value	17,938	3,559
Unfunded Commitment	0	0
Plan interest in Master Trust | SMA Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	626,352	718,216
Receivable for securities sold	328	596
Accrued income	1,764	1,631
Other	515	514
Total receivables	2,607	2,741
Due to broker for securities purchased	(3,759)	(2,538)
Accrued expenses	(143)	(768)
Total liabilities	(3,902)	(3,306)
Net assets available for benefits per the financial statements	625,057	717,651
Plan interest in Master Trust | SMA Master Trust | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	225,120	461,109
Plan interest in Master Trust | SMA Master Trust | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	4,822	278,529
Plan interest in Master Trust | SMA Master Trust | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	220,298	182,580
Plan interest in Master Trust | SMA Master Trust | Investments measured at NAV
EBP, Master Trust [Line Items]
Investments at fair value	401,232	257,107
Plan interest in Master Trust | SMA Master Trust | Stocks
EBP, Master Trust [Line Items]
Investments at fair value	0	269,919
Plan interest in Master Trust | SMA Master Trust | Stocks | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	0	269,919
Plan interest in Master Trust | SMA Master Trust | Stocks | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	269,919
Plan interest in Master Trust | SMA Master Trust | Stocks | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Plan interest in Master Trust | SMA Master Trust | Government bonds
EBP, Master Trust [Line Items]
Investments at fair value	68,339	48,545
Plan interest in Master Trust | SMA Master Trust | Government bonds | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	68,339	48,545
Plan interest in Master Trust | SMA Master Trust | Government bonds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Plan interest in Master Trust | SMA Master Trust | Government bonds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	68,339	48,545
Plan interest in Master Trust | SMA Master Trust | Corporate bonds
EBP, Master Trust [Line Items]
Investments at fair value	86,656	74,084
Plan interest in Master Trust | SMA Master Trust | Corporate bonds | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	86,656	74,084
Plan interest in Master Trust | SMA Master Trust | Corporate bonds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Plan interest in Master Trust | SMA Master Trust | Corporate bonds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	86,656	74,084
Plan interest in Master Trust | SMA Master Trust | Mortgage-backed securities
EBP, Master Trust [Line Items]
Investments at fair value	58,570	53,807
Plan interest in Master Trust | SMA Master Trust | Mortgage-backed securities | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	58,570	53,807
Plan interest in Master Trust | SMA Master Trust | Mortgage-backed securities | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Plan interest in Master Trust | SMA Master Trust | Mortgage-backed securities | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	58,570	53,807
Plan interest in Master Trust | SMA Master Trust | Asset-backed securities
EBP, Master Trust [Line Items]
Investments at fair value	6,733	6,144
Plan interest in Master Trust | SMA Master Trust | Asset-backed securities | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	6,733	6,144
Plan interest in Master Trust | SMA Master Trust | Asset-backed securities | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Plan interest in Master Trust | SMA Master Trust | Asset-backed securities | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	6,733	6,144
Plan interest in Master Trust | SMA Master Trust | Northern Trust Collective Short-term Investment Fund
EBP, Master Trust [Line Items]
Investments at fair value	401,232	257,107
Plan interest in Master Trust | SMA Master Trust | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	4,822	8,610
Plan interest in Master Trust | SMA Master Trust | Cash and cash equivalents | Total Fair Value
EBP, Master Trust [Line Items]
Investments at fair value	4,822	8,610
Plan interest in Master Trust | SMA Master Trust | Cash and cash equivalents | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	4,822	8,610
Plan interest in Master Trust | SMA Master Trust | Cash and cash equivalents | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Plan interest in Master Trust | SMA Master Trust | Arrowstreet International Equity Fund
EBP, Master Trust [Line Items]
Investments at fair value	383,294	253,548
Unfunded Commitment	0	0
Plan interest in Master Trust | SMA Master Trust | Northern Trust All Country World ex-U.S. Index Fund
EBP, Master Trust [Line Items]
Investments at fair value	17,938	3,559
Unfunded Commitment	$ 0	$ 0